Critical accounting estimates and judgements (Tables)	12 Months Ended
Dec. 31, 2022
Critical accounting estimates and judgments [Abstract]
Sensitivity analysis for revenue
The table below illustrates the sensitivity analysis of the Group’s reported profit to a 10% increase or decrease in the estimated future costs to be incurred in the delivery of partially unsatisfied performance obligations relating to the Group’s revenue contracts as at December 31, 2022.

	Change in Estimated Future Costs	Effect on Profit Before Tax	Effect on Equity
		£’000	£’000
Impact on change in the estimated future costs to be incurred in delivering partially unsatisfied performance obligations	+10%	(821)	(821)
	-10%	844	844

Sensitivity analysis for share-based payments
The table below illustrates the sensitivity analysis of the Group’s reported profit to a 10% increase or decrease in the estimated probability of meeting the market condition as assessed at the grant date for those awards granted in the period with market-based performance conditions.

	Change in % Complete Estimate	Effect on Profit Before Tax	Effect on Equity
		£’000	£’000
Impact of change in estimated % likelihood of meeting the market-based performance condition as assessed at the award grant date	+10%	(297)	(297)
	-10%	297	297